Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation
Schedule of fair value assumption of each option granted

	For the year ended December 31,
	2022	2023	2024
Expected volatility	47.30%-50.09%	48.50%-56.29%	54.11%-55.32%
Expected dividends yield	0%	0%	0%
Expected multiples	2.2-2.8	2.2-2.8	2.2-2.8
Risk-free interest rate	1.75%-4.07%	3.48%-5.06%	3.75%-4.67%
Expected term (in years)	10	10	10
Fair value of underlying ordinary share (USD)	0.68-3.64	1.34-3.21	1.08-1.63

Schedule of company's options activities

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	options	exercise price	contractual life	intrinsic value
	(in thousands)	US$	Years	US$
				(in thousands)
Outstanding as of December 31, 2021	2,512	0.10	8.47	10,167
Granted	1,147	0.10
Exercised	(1,580)	0.10		2,193
Forfeited	(340)	0.10
Outstanding as of December 31, 2022	1,739	0.10	8.26	2,742
Granted	1,482	0.01
Exercised	(622)	0.03		1,357
Forfeited	(311)	0.04
Outstanding as of December 31, 2023	2,288	0.01	8.45	3,814
Granted	868	0.01
Exercised	(1,287)	0.01		1,662
Forfeited	(224)	0.01
Outstanding as of December 31, 2024	1,645	0.01	8.13	1,759

Vested and exercisable as of December 31, 2022	846	0.10	7.56	1,334
Vested and exercisable as of December 31, 2023	1,140	0.01	7.66	1,900
Vested and exercisable as of December 31, 2024	966	0.01	7.52	1,033

Summary of the Company's restricted share units activities

Number of
RSUs
(in thousands)
Unvested as of December 31, 2022	—
Granted	2,923
Vested	—
Forfeited	—
Unvested as of December 31, 2023	2,923
Granted	—
Vested	(2,923)
Forfeited	—
Unvested as of December 31, 2024	—